The Gabelli Asset Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.7%
Aerospace  — 0.7%
79,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 3,159,210
9,000 HEICO Corp. ............................................. 1,295,820
12,375 L3Harris Technologies Inc. ....................... 2,571,896
4,850 Lockheed Martin Corp. ............................. 1,873,507
5,800 Northrop Grumman Corp. ......................... 2,727,856
2,600 Raytheon Technologies Corp. .................... 212,836
156,800 Rolls-Royce Holdings plc† ........................ 121,835
1,805 The Boeing Co.† ....................................... 218,549
12,181,509
Agriculture  — 0.7%
10,000 American Vanguard Corp. ......................... 187,000
128,000 Archer-Daniels-Midland Co. ...................... 10,297,600
21,934 The Mosaic Co. ........................................ 1,060,070
11,544,670
Airlines  — 0.0%
66 American Airlines Group Inc.† .................. 795
Automotive  — 0.8%
5,000 Ferrari NV ................................................ 925,000
54,700 General Motors Co. .................................. 1,755,323
306,050 Iveco Group NV† ...................................... 1,460,729
87,500 PACCAR Inc. ............................................ 7,322,875
40,000 Traton SE ................................................. 479,832
2,900 Volkswagen AG ........................................ 479,328
12,423,087
Automotive: Parts and Accessories  — 3.7%
2,500 Aptiv plc† ................................................. 195,525
82,550 BorgWarner Inc. ....................................... 2,592,070
78,814 Brembo SpA ............................................. 656,168
430,700 Dana Inc. ................................................. 4,922,901
91,600 Garrett Motion Inc.† ................................. 517,540
900 Gentherm Inc.† ........................................ 44,757
247,600 Genuine Parts Co. ..................................... 36,971,632
85,000 Modine Manufacturing Co.† ...................... 1,099,900
13,000 Monro Inc. ............................................... 564,980
18,900 O'Reilly Automotive Inc.† ......................... 13,293,315
28,000 Standard Motor Products Inc. ................... 910,000
61,768,788
Aviation: Parts and Services  — 0.3%
20,000 Curtiss-Wright Corp. ................................ 2,783,200
78,000 Kaman Corp. ............................................ 2,178,540
4,961,740
Broadcasting  — 1.7%
1,000 Cogeco Communications Inc. ................... 52,203
17,400 Cogeco Inc. .............................................. 694,060
37,400 Corus Entertainment Inc., Cl. B ................. 64,029
29,750 Liberty Broadband Corp., Cl. A† ................ 2,219,350
68,663 Liberty Broadband Corp., Cl. C† ................ 5,067,329
Shares
Market
Value
32,350 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... $ 1,699,022
39,100 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 2,287,350
50,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 1,903,500
233,147 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 8,791,973
17,000 Nexstar Media Group Inc. ......................... 2,836,450
107,500 Sinclair Broadcast Group Inc., Cl. A ........... 1,944,675
16,000 TBS Holdings Inc. ..................................... 175,002
27,734,943
Building and Construction  — 0.9%
58,950 Arcosa Inc. ............................................... 3,370,761
450 Ashtead Group plc .................................... 20,530
35,200 Assa Abloy AB, Cl. B ................................. 665,135
47,500 Fortune Brands Home & Security Inc. ....... 2,550,275
58,300 Herc Holdings Inc. .................................... 6,056,204
35,000 Johnson Controls International plc ............ 1,722,700
20,000 KBR Inc. .................................................. 864,400
96,750 Sitios Latinoamerica SAB de CV† .............. 44,053
15,294,058
Business Services  — 2.4%
120,000 Clear Channel Outdoor Holdings Inc.† ....... 164,400
14,500 Diebold Nixdorf Inc.† ................................ 35,380
20,600 Ecolab Inc. ............................................... 2,975,052
12,200 Live Nation Entertainment Inc.† ................ 927,688
81,400 Mastercard Inc., Cl. A ............................... 23,145,276
120,000 The Interpublic Group of Companies Inc. .. 3,072,000
2,700 United Rentals Inc.† ................................. 729,324
18,000 V2X Inc.† ................................................. 637,200
41,800 Visa Inc., Cl. A .......................................... 7,425,770
39,112,090
Cable and Satellite  — 2.6%
39,000 AMC Networks Inc., Cl. A† ........................ 791,700
2,150 Charter Communications Inc., Cl. A† ......... 652,203
404,550 Comcast Corp., Cl. A ................................ 11,865,451
273,899 DISH Network Corp., Cl. A† ...................... 3,788,023
63,600 EchoStar Corp., Cl. A† .............................. 1,047,492
130,250 Liberty Global plc, Cl. A† .......................... 2,030,597
313,900 Liberty Global plc, Cl. C† .......................... 5,179,350
857 Liberty Latin America Ltd., Cl. A† .............. 5,305
650 Liberty Latin America Ltd., Cl. C† .............. 3,998
7,850 Naspers Ltd., Cl. N ................................... 981,593
7,250 Prosus NV ................................................ 383,476
335,900 Rogers Communications Inc., Cl. B ........... 12,945,586
160,000 Shaw Communications Inc., Cl. B ............. 3,891,200
43,565,974
Communications Equipment  — 0.2%
79,950 Corning Inc. ............................................. 2,320,149

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Communications Equipment (Continued)
2,550 QUALCOMM Inc. ...................................... $ 288,099
2,608,248
Computer Hardware  — 0.2%
12,155 Apple Inc. ................................................ 1,679,821
1,350 Dell Technologies Inc., Cl. C ...................... 46,129
7,750 Intel Corp. ................................................ 199,718
5,650 International Business Machines Corp. ...... 671,277
2,600 Western Digital Corp.† .............................. 84,630
2,681,575
Computer Software and Services  — 1.5%
15,600 Activision Blizzard Inc. .............................. 1,159,704
11,900 Alphabet Inc., Cl. A† ................................. 1,138,235
111,000 Alphabet Inc., Cl. C† ................................. 10,672,650
15,000 Black Knight Inc.† .................................... 970,950
8,300 Cisco Systems Inc. ................................... 332,000
9,000 Fidelity National Information Services Inc. . 680,130
23,000 Hewlett Packard Enterprise Co. ................. 275,540
5,300 IonQ Inc.† ................................................ 26,871
11,800 Meta Platforms Inc., Cl. A† ....................... 1,601,024
11,725 Microsoft Corp. ........................................ 2,730,753
6,400 NortonLifeLock Inc. .................................. 128,896
4,550 Oracle Corp. ............................................. 277,868
32,000 PAR Technology Corp.† ............................ 944,960
14,900 Rockwell Automation Inc. ......................... 3,205,139
1,450 Salesforce Inc.† ....................................... 208,568
800 SAP SE, ADR ............................................ 65,000
1,800 Unity Software Inc.† ................................. 57,348
27,000 Vimeo Inc.† .............................................. 108,000
2,801 VMware Inc., Cl. A .................................... 298,194
24,881,830
Consumer Products  — 4.3%
25,000 Brunswick Corp. ....................................... 1,636,250
10,700 Christian Dior SE ...................................... 6,244,731
39,000 Church & Dwight Co. Inc. ......................... 2,786,160
419,100 Edgewell Personal Care Co. ...................... 15,674,340
105,950 Energizer Holdings Inc. ............................. 2,663,583
9,350 Essity AB, Cl. A ......................................... 185,354
41,650 Essity AB, Cl. B ......................................... 828,673
3,100 Givaudan SA ............................................ 9,434,783
28,000 Harley-Davidson Inc. ................................ 976,640
2,050 Hasbro Inc. .............................................. 138,211
1,900 Hermes International ................................ 2,266,170
3,500 National Presto Industries Inc. .................. 227,675
31,025 Reckitt Benckiser Group plc ...................... 2,070,144
60,000 Sally Beauty Holdings Inc.† ...................... 756,000
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 119,501
36,800 Svenska Cellulosa AB SCA, Cl. B ............... 470,874
2,102,000 Swedish Match AB ................................... 20,835,042
2,000 Sysco Corp. ............................................. 141,420
Shares
Market
Value
3,700 The Estee Lauder Companies Inc., Cl. A ..... $ 798,830
15,700 The Procter & Gamble Co. ........................ 1,982,125
31,000 Wolverine World Wide Inc. ....................... 477,090
70,713,596
Consumer Services  — 0.9%
3,750 Allegion plc .............................................. 336,300
9,000 Blink Charging Co.† .................................. 159,480
1,350 FedEx Corp. .............................................. 200,435
40,600 IAC Inc.† .................................................. 2,248,428
198,000 Rollins Inc. ............................................... 6,866,640
100,000 Terminix Global Holdings Inc.† ................. 3,829,000
5,750 Uber Technologies Inc.† ........................... 152,375
1,225 United Parcel Service Inc., Cl. B ................ 197,886
73,100 Vroom Inc.† ............................................. 84,796
14,075,340
Diversified Industrial  — 5.8%
9,700 ABB Ltd., ADR .......................................... 248,902
450 Acuity Brands Inc. .................................... 70,862
1,350 Agilent Technologies Inc. .......................... 164,093
110,000 Ardagh Metal Packaging SA ...................... 532,400
73,000 Avantor Inc.† ........................................... 1,430,800
300,000 Bollore SE ................................................ 1,388,339
37,000 ChargePoint Holdings Inc.† ...................... 546,120
214,250 Crane Holdings Co. ................................... 18,755,445
93,550 Eaton Corp. plc ......................................... 12,475,828
4,900 Emerson Electric Co. ................................ 358,778
9,500 EnPro Industries Inc. ................................ 807,310
700 Esab Corp. ............................................... 23,352
2,325 General Electric Co. .................................. 143,941
127,150 Greif Inc., Cl. A ......................................... 7,574,325
66,100 Honeywell International Inc. ...................... 11,036,717
4,000 Hyster-Yale Materials Handling Inc. ........... 86,040
19,706 Ingersoll Rand Inc. ................................... 852,482
186,425 ITT Inc. .................................................... 12,181,009
15,000 Jardine Matheson Holdings Ltd. ................ 759,600
25,000 Li-Cycle Holdings Corp.† .......................... 133,000
238,150 Myers Industries Inc. ................................ 3,922,330
20,000 nVent Electric plc ...................................... 632,200
7,500 Park-Ohio Holdings Corp. ......................... 84,825
28,000 Pentair plc ................................................ 1,137,640
9,350 Sulzer AG ................................................. 542,503
165,750 Textron Inc. .............................................. 9,656,595
263,000 Toray Industries Inc. ................................. 1,293,466
21,300 Trane Technologies plc ............................. 3,084,453
203,500 Trinity Industries Inc. ................................ 4,344,725
14,000 Vantage Towers AG .................................. 364,147
3,000 Waters Corp.† .......................................... 808,590
95,440,817
Electronics  — 3.8%
160,000 Flex Ltd.† ................................................. 2,665,600
10,500 Kyocera Corp., ADR .................................. 528,675

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
1,400 Mettler-Toledo International Inc.† .............. $ 1,517,768
360,000 Mirion Technologies Inc.† ......................... 2,689,200
273,000 Resideo Technologies Inc.† ...................... 5,203,380
2,100 Samsung Electronics Co. Ltd., GDR .......... 1,936,200
470,850 Sony Group Corp., ADR ............................ 30,157,942
31,200 TE Connectivity Ltd. .................................. 3,443,232
81,450 Texas Instruments Inc. ............................. 12,606,831
5,000 Thermo Fisher Scientific Inc. ..................... 2,535,950
63,284,778
Energy and Utilities  — 3.2%
5,500 APA Corp. ................................................ 188,045
54,300 BP plc, ADR ............................................. 1,550,265
73,600 Chevron Corp. .......................................... 10,574,112
34,500 ConocoPhillips ......................................... 3,530,730
85,000 Devon Energy Corp. .................................. 5,111,050
20,000 Dril-Quip Inc.† .......................................... 390,400
27,000 Enbridge Inc. ............................................ 1,001,700
75,350 EOG Resources Inc. .................................. 8,418,856
72,000 Exxon Mobil Corp. .................................... 6,286,320
130,000 Halliburton Co. ......................................... 3,200,600
59,000 Kinder Morgan Inc. ................................... 981,760
58,500 National Fuel Gas Co. ................................ 3,600,675
10,000 NextEra Energy Partners LP ...................... 723,100
16,500 Occidental Petroleum Corp. ...................... 1,013,925
80,000 Oceaneering International Inc.† ................. 636,800
164,000 PG&E Corp.† ............................................ 2,050,000
5,500 Shell plc, ADR .......................................... 273,680
27,500 Southwest Gas Holdings Inc. .................... 1,918,125
91,100 The AES Corp. .......................................... 2,058,860
52 Weatherford International PLC.† ............... 1,679
53,510,682
Entertainment  — 4.7%
154,750 Fox Corp., Cl. A ........................................ 4,747,730
20,000 Fox Corp., Cl. B ........................................ 570,000
834,000 Grupo Televisa SAB, ADR ......................... 4,486,920
20,000 IMAX Corp.† ............................................ 282,400
113,800 Liberty Media Corp.- Liberty Braves, Cl. A† 3,203,470
266,650 Liberty Media Corp.- Liberty Braves, Cl. C† 7,332,875
180,375 Madison Square Garden Entertainment
Corp.† .................................................. 7,952,734
127,733 Madison Square Garden Sports Corp.† ..... 17,455,992
373,091 Paramount Global, Cl. A ............................ 8,036,380
155,000 Paramount Global, Cl. B ............................ 2,951,200
116,870 The Walt Disney Co.† ............................... 11,024,347
25,000 Universal Music Group NV ........................ 473,511
470,000 Vivendi SE ................................................ 3,672,090
559,150 Warner Bros Discovery Inc.† .................... 6,430,225
78,619,874
Shares
Market
Value
Environmental Services  — 3.0%
245,050 Republic Services Inc. .............................. $ 33,336,602
20,000 Stericycle Inc.† ........................................ 842,200
80,000 Waste Connections Inc. ............................ 10,810,400
30,700 Waste Management Inc. ........................... 4,918,447
49,907,649
Equipment and Supplies  — 9.5%
464,700 AMETEK Inc. ............................................ 52,701,627
22,000 Amphenol Corp., Cl. A .............................. 1,473,120
17,350 AZZ Inc. ................................................... 633,449
40,000 CIRCOR International Inc.† ....................... 659,600
73,450 Crown Holdings Inc. ................................. 5,951,653
142,050 CTS Corp. ................................................ 5,916,383
4,975 Danaher Corp. .......................................... 1,284,993
10,000 Distribution Solutions Group Inc.† ............ 281,700
358,900 Donaldson Co. Inc. ................................... 17,589,689
384,200 Flowserve Corp. ....................................... 9,336,060
85,000 Graco Inc. ................................................ 5,095,750
11,000 Hubbell Inc. .............................................. 2,453,000
98,400 IDEX Corp. ............................................... 19,665,240
40,650 Interpump Group SpA .............................. 1,331,420
120,000 Mueller Industries Inc. .............................. 7,132,800
101,000 Sealed Air Corp. ....................................... 4,495,510
24,000 The Manitowoc Co. Inc.† .......................... 186,000
47,150 The Timken Co. ........................................ 2,783,736
16,500 The Toro Co. ............................................ 1,426,920
69,500 The Weir Group plc .................................. 1,091,447
20,250 Valmont Industries Inc. ............................. 5,439,555
78,575 Watts Water Technologies Inc., Cl. A ......... 9,879,235
156,808,887
Financial Services  — 8.8%
4,250 Alleghany Corp.† ...................................... 3,567,322
45,650 AllianceBernstein Holding LP .................... 1,600,489
158,150 American Express Co. ............................... 21,336,017
1,700 Ameriprise Financial Inc. ........................... 428,315
20,000 Argo Group International Holdings Ltd. ..... 385,200
71,400 Bank of America Corp. .............................. 2,156,280
88 Berkshire Hathaway Inc., Cl. A† ................ 35,769,360
81,300 Blackstone Inc. ......................................... 6,804,810
21,800 Citigroup Inc. ........................................... 908,406
60,000 GAM Holding AG† .................................... 55,944
42,500 Interactive Brokers Group Inc., Cl. A ......... 2,716,175
2,650 Intercontinental Exchange Inc. .................. 239,427
32,000 Jefferies Financial Group Inc. .................... 944,000
76,600 JPMorgan Chase & Co. ............................. 8,004,700
23,000 Kinnevik AB, Cl. A† ................................... 307,561
40,000 Kinnevik AB, Cl. B† ................................... 532,005
83,150 KKR & Co. Inc. ......................................... 3,575,450
1,200 LendingTree Inc.† ..................................... 28,632
96,500 Loews Corp. ............................................. 4,809,560
6,450 M&T Bank Corp. ....................................... 1,137,264

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
30,200 Marsh & McLennan Companies Inc. .......... $ 4,508,558
17,750 PayPal Holdings Inc.† ............................... 1,527,743
12,500 Popular Inc. ............................................. 900,750
50,000 Post Holdings Partnering Corp.† ............... 496,750
20,000 PROG Holdings Inc.† ................................ 299,600
128,800 State Street Corp. ..................................... 7,832,328
9,750 T. Rowe Price Group Inc. .......................... 1,023,847
382,400 The Bank of New York Mellon Corp. .......... 14,730,048
24,700 The Goldman Sachs Group Inc. ................. 7,238,335
20,000 The Hartford Financial Services Group Inc. 1,238,800
25,100 The PNC Financial Services Group Inc. ...... 3,750,442
9,000 Value Line Inc. ......................................... 395,100
167,450 Wells Fargo & Co. .................................... 6,734,839
145,984,057
Food and Beverage  — 14.5%
58,709 BellRing Brands Inc.† ............................... 1,209,992
693,000 Brown-Forman Corp., Cl. A ....................... 46,819,080
85,450 Brown-Forman Corp., Cl. B ....................... 5,688,406
22,000 Campbell Soup Co. ................................... 1,036,640
771,150 China Mengniu Dairy Co. Ltd. ................... 3,060,178
32,150 Chr. Hansen Holding A/S ........................... 1,588,324
23,400 Coca-Cola Europacific Partners plc ............ 997,308
15,400 Coca-Cola HBC AG ................................... 325,671
74,000 Conagra Brands Inc. ................................. 2,414,620
19,900 Constellation Brands Inc., Cl. A ................. 4,570,632
35,000 Crimson Wine Group Ltd.† ....................... 222,250
92,100 Danone SA ............................................... 4,384,055
30,000 Davide Campari-Milano NV ....................... 267,906
189,445 Diageo plc, ADR ....................................... 32,169,655
95,084 Farmer Brothers Co.† ............................... 445,944
240,000 Flowers Foods Inc. ................................... 5,925,600
32,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 2,008,000
74,000 General Mills Inc. ..................................... 5,669,140
1,566,300 Grupo Bimbo SAB de CV, Cl. A .................. 5,503,962
10,000 Heineken Holding NV ................................ 690,935
74,150 Heineken NV ............................................ 6,530,190
19,350 Heineken NV, ADR .................................... 846,369
129,050 ITO EN Ltd. .............................................. 5,225,130
7,000 John Bean Technologies Corp. .................. 602,000
20,000 Kellogg Co. .............................................. 1,393,200
58,700 Kerry Group plc, Cl. A ............................... 5,233,983
164,700 Kikkoman Corp. ........................................ 9,331,445
6,000 Lamb Weston Holdings Inc. ...................... 464,280
18,300 LVMH Moet Hennessy Louis Vuitton SE .... 10,947,472
55,000 Maple Leaf Foods Inc. .............................. 821,805
18,500 MEIJI Holdings Co. Ltd. ............................ 821,910
154,000 Mondelēz International Inc., Cl. A .............. 8,443,820
44,000 Morinaga Milk Industry Co. Ltd. ................ 1,293,581
Shares
Market
Value
22,000 National Beverage Corp. ........................... $ 847,880
40,000 Nestlé SA ................................................. 4,340,934
95,800 Nissin Foods Holdings Co. Ltd. ................. 6,665,557
41,083 Nomad Foods Ltd.† .................................. 583,379
54,950 PepsiCo Inc. ............................................. 8,971,137
50,600 Pernod Ricard SA ..................................... 9,365,172
72,100 Post Holdings Inc.† .................................. 5,905,711
70,100 Remy Cointreau SA .................................. 11,741,087
16,450 Suntory Beverage & Food Ltd. .................. 583,075
21,200 The Coca-Cola Co. .................................... 1,187,624
25,450 The Hain Celestial Group Inc.† .................. 429,596
20,600 The J.M. Smucker Co. .............................. 2,830,646
47,800 The Kraft Heinz Co. ................................... 1,594,130
220,000 Tingyi (Cayman Islands) Holding Corp. ..... 379,482
27,634 Tootsie Roll Industries Inc. ....................... 919,660
5,000 TreeHouse Foods Inc.† ............................. 212,100
125,150 Yakult Honsha Co. Ltd. ............................. 7,272,241
240,782,894
Health Care  — 5.6%
10,000 Abbott Laboratories .................................. 967,600
25,825 AbbVie Inc. .............................................. 3,465,973
24,500 AmerisourceBergen Corp. ......................... 3,315,585
29,150 Amgen Inc. .............................................. 6,570,410
10,000 AstraZeneca plc, ADR ............................... 548,400
65,000 Aurinia Pharmaceuticals Inc.† ................... 488,800
15,000 Bausch + Lomb Corp.† ............................. 230,100
60,000 Bausch Health Cos. Inc.† .......................... 413,400
41,800 Baxter International Inc. ............................ 2,251,348
8,100 Biogen Inc.† ............................................. 2,162,700
1,250 BioMarin Pharmaceutical Inc.† ................. 105,963
6,100 Bio-Rad Laboratories Inc., Cl. A† .............. 2,544,554
87,000 Bristol-Myers Squibb Co. .......................... 6,184,830
18,000 Catalent Inc.† ........................................... 1,302,480
2,765 Charles River Laboratories International
Inc.† ..................................................... 544,152
8,600 Chemed Corp. .......................................... 3,754,416
1,120 ChemoCentryx Inc.† ................................. 57,859
13,000 Cigna Corp. .............................................. 3,607,110
8,900 CONMED Corp. ........................................ 713,513
15,000 DaVita Inc.† ............................................. 1,241,550
106,400 Demant A/S† ............................................ 2,650,007
25,000 DENTSPLY SIRONA Inc. ........................... 708,750
4,000 Elevance Health Inc. ................................. 1,816,960
75,000 Evolent Health Inc., Cl. A† ......................... 2,694,750
2,200 Galapagos NV, ADR† ................................ 93,808
5,000 Gerresheimer AG ...................................... 246,483
4,630 GSK plc, ADR ........................................... 136,261
5,800 Haleon plc, ADR† ..................................... 35,322
23,920 HCA Healthcare Inc. .................................. 4,396,257
88,336 Henry Schein Inc.† ................................... 5,809,859
2,500 ICU Medical Inc.† ..................................... 376,500

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
1,000 Illumina Inc.† ........................................... $ 190,790
27,000 Indivior plc† ............................................. 85,677
20,000 Integer Holdings Corp.† ............................ 1,244,600
24,200 Johnson & Johnson ................................. 3,953,312
12,175 Laboratory Corp. of America Holdings ....... 2,493,562
4,000 McKesson Corp. ....................................... 1,359,480
25,300 Medtronic plc ........................................... 2,042,975
58,325 Merck & Co. Inc. ...................................... 5,022,949
70,000 Option Care Health Inc.† ........................... 2,202,900
15,000 Orthofix Medical Inc.† .............................. 286,650
22,500 Perrigo Co. plc ......................................... 802,350
25,000 PetIQ Inc.† ............................................... 172,500
25,050 Pfizer Inc. ................................................ 1,096,188
14,000 QuidelOrtho Corp.† ................................... 1,000,720
350 Regeneron Pharmaceuticals Inc.† ............. 241,104
40,000 Roche Holding AG, ADR ........................... 1,624,800
4,800 Silk Road Medical Inc.† ............................ 216,000
6,900 Stryker Corp. ............................................ 1,397,526
46,000 Tenet Healthcare Corp.† ............................ 2,372,680
3,000 The Cooper Companies Inc. ...................... 791,700
1,400 UnitedHealth Group Inc. ........................... 707,056
4,900 Vertex Pharmaceuticals Inc.† .................... 1,418,746
21,150 Zimmer Biomet Holdings Inc. ................... 2,211,232
2,015 Zimvie Inc.† ............................................. 19,888
7,000 Zoetis Inc. ................................................ 1,038,030
93,429,115
Hotels and Gaming  — 1.0%
10,500 Accor SA† ................................................ 222,378
6,200 Churchill Downs Inc. ................................ 1,141,730
327,100 Genting Singapore Ltd. ............................. 178,781
11,200 Hyatt Hotels Corp., Cl. A† ......................... 906,752
1,100 Las Vegas Sands Corp.† ........................... 41,272
3,294,100 Mandarin Oriental International Ltd.† ........ 6,192,908
161,400 MGM Resorts International ....................... 4,796,808
17,100 Ryman Hospitality Properties Inc., REIT .... 1,258,389
1,353,350 The Hongkong & Shanghai Hotels Ltd.† .... 1,172,381
19,000 Universal Entertainment Corp.† ................. 244,966
3,250 Wyndham Hotels & Resorts Inc. ............... 199,387
6,550 Wynn Resorts Ltd.† .................................. 412,847
16,768,599
Machinery  — 6.1%
104,300 Caterpillar Inc. .......................................... 17,113,544
1,462,000 CNH Industrial NV .................................... 16,330,540
86,550 CNH Industrial NV, Borsa ltaliana .............. 986,495
156,870 Deere & Co. ............................................. 52,377,325
14,300 Mueller Water Products Inc., Cl. A ............. 146,861
167,875 Xylem Inc. ................................................ 14,665,560
101,620,325
Shares
Market
Value
Manufactured Housing and Recreational
Vehicles  — 0.4%
28,000 Cavco Industries Inc.† .............................. $ 5,761,280
825 Nobility Homes Inc. .................................. 20,006
26,000 Skyline Champion Corp.† ......................... 1,374,620
7,155,906
Metals and Mining  — 2.8%
48,350 Agnico Eagle Mines Ltd. ........................... 2,041,821
147,400 Barrick Gold Corp. .................................... 2,284,700
70,100 Franco-Nevada Corp. ................................ 8,375,548
104,550 Freeport-McMoRan Inc. ............................ 2,857,351
28,000 Kinross Gold Corp. ................................... 105,280
15,000 MP Materials Corp.† ................................. 409,500
442,200 Newmont Corp. ........................................ 18,585,666
103,000 Royal Gold Inc. ......................................... 9,663,460
75,750 Wheaton Precious Metals Corp. ................ 2,451,270
46,774,596
Publishing  — 1.7%
98,000 News Corp., Cl. A ..................................... 1,480,780
81,100 S&P Global Inc. ........................................ 24,763,885
118,050 The E.W. Scripps Co., Cl. A† ..................... 1,330,423
27,575,088
Real Estate  — 0.8%
1,300 Alexandria Real Estate Equities Inc., REIT .. 182,247
23,100 Brookfield Asset Management Inc., Cl. A ... 944,559
8,500 Host Hotels & Resorts Inc., REIT .............. 134,980
102,914 Indus Realty Trust Inc., REIT ..................... 5,389,606
450 Prologis Inc., REIT ................................... 45,720
190,500 The St. Joe Co. ......................................... 6,101,715
41,000 Weyerhaeuser Co., REIT ........................... 1,170,960
13,969,787
Retail  — 2.6%
8,800 Advance Auto Parts Inc. ............................ 1,375,792
69,000 AutoNation Inc.† ...................................... 7,029,030
700 AutoZone Inc.† ......................................... 1,499,351
20,000 CarMax Inc.† ............................................ 1,320,400
28,895 Costco Wholesale Corp. ............................ 13,646,242
112,950 CVS Health Corp. ...................................... 10,772,041
1,400 Dollar Tree Inc.† ....................................... 190,540
20,000 EVgo Inc.† ............................................... 158,200
900 Lowe's Companies Inc. ............................. 169,029
1,600 NIKE Inc., Cl. B ......................................... 132,992
80,000 Qurate Retail Inc., Cl. A ............................. 160,800
10,000 Rush Enterprises Inc., Cl. B ...................... 479,100
2,800 Starbucks Corp. ....................................... 235,928
3,750 The Home Depot Inc. ................................ 1,034,775
96,950 The Kroger Co. ......................................... 4,241,563
11,000 Walgreens Boots Alliance Inc. ................... 345,400
2,500 Walmart Inc. ............................................ 324,250

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
7,832 Zalando SE† ............................................. $ 155,280
43,270,713
Specialty Chemicals  — 1.0%
1,650 Air Products and Chemicals Inc. ............... 384,005
157,000 DuPont de Nemours Inc. .......................... 7,912,800
1,400 Eastman Chemical Co. .............................. 99,470
50,000 H.B. Fuller Co. .......................................... 3,005,000
37,300 International Flavors & Fragrances Inc. ..... 3,387,959
32,200 Sensient Technologies Corp. ..................... 2,232,748
17,021,982
Telecommunications  — 1.1%
4,700 AT&T Inc. ................................................. 72,098
158,250 Deutsche Telekom AG, ADR ...................... 2,699,745
14,000 Hellenic Telecommunications Organization
SA ........................................................ 203,752
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 163,917
5,600 Orange SA, ADR ....................................... 50,344
6,100 SoftBank Group Corp., ADR ...................... 102,846
2,588,200 Telecom Italia SpA† .................................. 482,708
92,300 Telecom Italia SpA, ADR† ......................... 172,601
37,400 Telefonica Brasil SA, ADR ......................... 281,248
280,000 Telefonica SA, ADR ................................... 907,200
747,000 Telephone and Data Systems Inc. .............. 10,383,300
123,000 Telesat Corp., New York† .......................... 960,630
18,700 TIM SA, ADR ............................................ 209,066
120,000 VEON Ltd., ADR† ..................................... 38,400
37,650 Verizon Communications Inc. ................... 1,429,571
18,157,426
Transportation  — 1.0%
1,500 Canadian National Railway Co. .................. 161,985
10,000 Canadian Pacific Railway Ltd. ................... 667,200
193,050 GATX Corp. .............................................. 16,438,208
17,267,393
Wireless Communications  — 0.4%
96,750 America Movil SAB de CV, Cl. L, ADR ........ 1,593,472
215,000 Operadora De Sites Mexicanos SAB de CV 179,990
26,635 T-Mobile US Inc.† ..................................... 3,573,618
34,000 United States Cellular Corp.† .................... 885,020
6,232,100
TOTAL COMMON STOCKS .................. 1,637,130,911
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 7,600
10,700 Royce Global Value Trust Inc. ................... 85,814
81,700 Royce Value Trust Inc. .............................. 1,025,335
TOTAL CLOSED-END FUNDS ................ 1,118,749
Shares
Market
Value
PREFERRED STOCKS  — 0.0%
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% $ 2,560
Retail  — 0.0%
15,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 683,100
TOTAL PREFERRED STOCKS ............... 685,660
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automobiles and Components  — 0.0%
94,569 Garrett Motion Inc., Ser. A,
11.000% .............................................. 672,386
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
1,694 Weatherford International plc, expire
12/13/23† ............................................. 284
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.2%
$ 19,142,000 U.S. Treasury Bills,
2.272% to 3.242%††,
10/20/22 to 12/29/22 ............................ 19,079,050
TOTAL INVESTMENTS — 100.0%
(Cost $536,369,138) ............................. $ 1,658,687,040
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust